Borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Borrowings
Schedule of fair value of assets pledged

	Book value as of
	December 31, 2023
	Consolidated	thereof
	financial	assets
	statements	pledged
Intangible assets*	25	25
Leasehold improvements and equipment	4,905	4,905
Inventories	463	463
Trade and other receivables	5,327	5,327
Investments	33,518	33,518
Other financial assets	851	851
Cash and cash equivalents	38,529	38,278
Total	83,618	83,367

* Assignment is subject to the occurrence of a defined trigger event.

Schedule of movements of liabilities reconcile to cash flows arising from financing activities

	2023	2022
Balance as of January 1	17,617	17,640
Changes from financing cash flows
Repayment of borrowings	(5,929)	(580)
	11,688	17,060
Other Changes
Changes in capitalized borrowing costs, net	504	557
Disposal of subsidiary	(40)	0
Balance as of December 31	12,152	17,617